FINANCIAL HIGHLIGHTS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
FINANCIAL HIGHLIGHTS
FINANCIAL HIGHLIGHTS

NOTE 11 – FINANCIAL HIGHLIGHTS

The following is a schedule of financial highlights for the three months ended March 31, 2022 through 2018:

	Three Months Ended March 31,
	2022	2021	2020	2019	2018
Per Share Data (1)
Net asset value at beginning of period	$1.24	1.08	0.91	1.02	0.87
Net investment income (loss)	0.04	0.00	0.00	(0.02)	(0.01)
Net realized and unrealized gains (losses)	0.01	0.22	(0.03)	0.12	0.06
Provision for income taxes	(0.01)	(0.06)	0.00	0.00	0.00
Payment of common stock dividend	0.00	0.00	0.00	(0.05)	0.00
Net asset value at end of period	$1.28	1.24	0.88	1.07	0.92

Ratio / Supplemental Data
Per share market value of investments at end of period	$1.86	1.25	0.41	0.78	0.76
Shares outstanding at end of period	10,790,413	10,786,913	11,067,402	11,067,402	11,067,402
Average weighted shares outstanding for the period	10,790,413	10,785,913	11,067,402	11,067,402	11,863,392
Net assets at end of period	$13,826,160	13,391,679	9,786,615	11,890,188	9,783,191
Average net assets (2)	$13,620,104	12,516,283	9,927,574	12,911,895	9,770,410
Total investment return	3.23%	14.81%	(3.30)%	4.90%	5.75%
Portfolio turnover rate (3)	8.46%	40.24%	0.75%	0.93%	0.80%
Ratio of operating expenses to average net assets (3)	(15.28)%	(16.20)%	(7.82)%	(6.06)%	(7.52)%
Ratio of net investment income (loss) to average net assets (3)	14.24%	0.42%	0.87%	(4.87)%	(6.16)%
Ratio of realized gains (losses) to average net assets (3)	4.20%	133.32%	1.00%	137.57%	2.17%
(1)	Per-share data was derived using the ending number of shares outstanding for the period.
(2)	Based on the monthly average of net assets as of the beginning and end of each period presented.
(3)	Ratios are annualized.

NOTE 11 – FINANCIAL HIGHLIGHTS

The following is a schedule of financial highlights for the years ended December 31, 2021 through 2017:

	Year Ended December 31,
	2021	2020	2019	2018	2017
Per Share Data (1)
Net asset value at beginning of period	$1.08	0.91	1.02	0.87	0.77
Net investment gain (loss)	0.12	0.05	(0.06)	(0.05)	(0.05)
Net realized and unrealized gains (losses)	0.24	0.18	0.00	0.20	0.11
Provision for income taxes	(0.10)	(0.02)	0.00	0.00	0.00
Stock based compensation	0.00	(0.01)	0.00	0.00	0.00
Repurchase of common stock	0.00	0.02	0.00	0.00	0.04
Payment of common stock dividend	(0.10)	(0.05)	(0.05)	0.00	0.00
Net asset value at end of period	$1.24	1.08	0.91	1.02	0.87

Ratio / Supplemental Data
Per share market value of investments at end of period	$1.31	0.62	0.16	0.90	0.65
Shares outstanding at end of period	10,790,413	10,785,913	11,067,402	11,067,402	11,067,402
Average weighted shares outstanding for the period	10,789,294	10,869,054	11,067,402	11,067,402	11,863,392
Net assets at end of period	$13,414,049	11,640,887	10,068,533	11,278,889	9,629,215
Average net assets (2)	$13,155,207	10,504,563	11,473,535	10,341,702	9,444,440
Total investment return	24.07%	23.08%	(5.88)%	17.24%	7.79%
Portfolio turnover rate (3)	168.67%	61.11%	7.63%	26.93%	35.03%
Ratio of operating expenses to average net assets (3)	(10.30)%	(7.16)%	(7.27)%	(6.59)%	(7.30)%
Ratio of net investment income (loss) to average net assets (3)	9.89%	5.35%	(5.86)%	(5.13)%	(5.45)%
Ratio of realized gains (losses) to average net assets (3)	31.30%	0.05%	28.35%	(5.62)%	5.71%
(1)	Per-share data was derived using the weighted-average number of shares outstanding for the period.
(2)	Based on the monthly average of net assets as of the beginning and end of each period presented.
(3)	Ratios are annualized.